Subsequent Events:	12 Months Ended
Jun. 30, 2014
Subsequent events
Subsequent events

Note M — Subsequent Events:

On July 14, 2014, the Company entered into an Amendment, Forbearance and Waiver Agreement (the “Amendment”) with the holders of its senior secured notes due October 2, 2016 (the “Notes”), and certain other parties thereto. The Amendment amends the Note Purchase Agreement dated October 2, 2013 (the “Note Purchase Agreement”), pursuant to which the Company initially issued an aggregate of $66,000,000 of Notes.

Pursuant to the Amendment, the holders of the Notes waived various defaults specified in the Amendment, and the parties agreed to modify certain covenants in the Note Purchase Agreement. The holders of the Notes also waived their right to receive Default Interest and Registration Default Interest (as such terms are defined in the Note Purchase Agreement). In addition, the Amendment provides that after March 31, 2014, the interest rate applicable to the Notes is increased from 15.5% per annum to 20.5% per annum; provided that after such date interest shall not be payable in cash but shall accrue and compound on a quarterly basis.